Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Tax Expenses	The income tax expenses comprise:
	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Current income tax expense	5,285	19,469	12,940	1,822
Deferred income tax expense (benefit)	319	(1,402)	(4,460)	(628)
Income tax expenses	5,604	18,067	8,480	1,194

Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate	A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT for the years ended December 31, 2021, 2022 and 2023 is as follows:
	For the years ended December 31,
	2021	2022	2023
Income tax computed at PRC statutory tax rate	25.0%	25.0%	(25.0)%
Effect of tax-preferential entities	(16.3)%	(7.1)%	23.0%
Non-deductible expenses and others	(11.9)%	(9.4)%	34.0%
Income tax expense	3.2%	8.5%	32.0%

Schedule of Components of Deferred Taxes	The components of deferred taxes are as follows:
	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Deferred tax assets:
Allowance for doubtful accounts	630	3,724	524
Net operating losses carried forward	3,707	3,655	515
	4,337	7,379	1,039
The components of deferred liabilities are as follows:
	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Deferred tax liabilities
Intangible assets acquired through acquisition	61,236	59,818	8,425
	61,236	59,818	8,425